Document and Entity Information	Jun. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000733269
Document Type	8-K
Document Period End Date	Jun. 28, 2021
Entity Registrant Name	LIVERAMP HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38669
Entity Tax Identification Number	83-1269307
Entity Address, Address Line One	225 Bush Street
Entity Address, Address Line Two	Seventeenth Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(866)
Local Phone Number	352-3267
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.10 Par Value
Trading Symbol	RAMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false